Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 7	kr 5	kr 9	kr 12	kr 12	kr (1)
Financial assets or liabilities at fair value through profit or loss	(63)	38	(99)	(64)	(150)	(48)
Financial instruments under fair-value hedge accounting	50	(11)	(26)	18	(7)	(53)
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	(5)	3	(3)	2	0
Total net results of financial transactions	kr (5)	kr 27	kr (113)	kr (37)	kr (143)	kr (102)